Cash Flow Information	12 Months Ended
Jun. 30, 2024
Cash Flow Information [Abstract]
Cash Flow Information

Note 16. Cash Flow Information

(a) Reconciliation of cash flow from operations with loss after income tax

	30 June 2024 A$	30 June 2023 A$	30 June 2022 A$

Net Loss for the Year	(6,936,957)	(3,786,507)	(2,854,254)

Adjustments for
Depreciation expense	45,981	48,662	26,613
Lease modification	-	-	15,993
Distribution costs	-	-	35,000
Expected credit losses	(11,687)	19,111	8,809
Finance costs	7,576	9,652	6,184
Finance income	(327,756)	(116,323)	(21,785)
Share of loss from associates	1,456,019
Leave provision expense	44,863	27,235	45,470
Share-based payment expenses	3,299	226,954	94,890
Unrealized net foreign currency gains	(76,771)	(422,881)	(234,793)
Change in operating assets and liabilities:
Add decrease in trade and other receivables	(958,466)	226,365	(336,998)
Add (increase) / decrease in inventories	(194,279)	(776,100)	275,605
Add (increase) / decrease in other operating assets	71,353	414,249	(494,143)
Add (increase) / decrease in financial assets	557,676	848,006
Add (decrease) / increase in trade and other payables	890,102	31,876	285,616
Add (decrease) / increase in other operating liabilities	(451,092)	654,506	-
	(5,880,139)	(2,595,195)	(3,147,793)

(b) Non-cash financing and investing activities

See Note 17 for details regarding issues of options to employees.